Companion Life

Separate Account C

Financial Statements as of December 31, 2022, and for each

of the Periods Presented in the Years Ended December 31,

2022 and 2021, and Report of Independent Registered

Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Companion Life Insurance Company

Omaha, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the Companion Life Separate Account C (the “Account”) as of December 31, 2022; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts included in the table below; the financial highlights for the subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2022, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising Companion Life Separate Account C	Financial Highlights
DWS – Bond	For the period January 1, 2021 to October 28, 2021 and for the years ended December 31, 2020, 2019 and 2018.
DWS – Money Market	For the year ended December 31, 2022, and for the period October 28, 2021 to December 31, 2021.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska

April 12, 2023

We have served as the Account’s auditor since 1996.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2022

		Fair Value
	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
NET ASSETS
Investments:
Alger:
American Growth	$125,888	$88,579	$10,973	$99,552	2,116
American Small Capitalization	98,890	51,726	5,699	57,425	4,047
Federated:
Government Money Fund II	19,949	19,949	—	19,949	19,949
Fund for U.S. Government Securities II	89,961	75,569	—	75,569	8,214
Fidelity:
VIP Asset Manager: Growth	104,436	116,446	—	116,446	6,220
VIP Contrafund	148,191	171,635	—	171,635	4,531
VIP Equity Income	314,644	331,309	—	331,309	14,062
VIP Growth	53,562	60,317	—	60,317	843
VIP Index 500	63,535	134,317	—	134,317	358
MFS:
Core Equity Portfolio	78,467	76,172	—	76,172	3,210
Emerging Growth Series	85,079	91,902	—	91,902	1,914
High Yield Series	26,898	21,729	—	21,729	4,604
Research Series	59,081	65,661	—	65,661	2,367
Income Series II	50,874	41,575	—	41,575	5,145
Pioneer:
Equity Income VCT	9,692	7,825	—	7,825	506
Fund VCT	2,732	221	1,992	2,213	168
Mid Cap Value VCT	83,214	67,547	—	67,547	5,889
Real Estate Shares VCT	51,235	12,303	15,738	28,041	4,191
DWS
Global Opportunities	4,246	3,065	—	3,065	379
Core Equity VIP	15,753	16,094	—	16,094	1,539
International	47,047	37,559	—	37,559	5,787
Money Market	6,655	6,655	—	6,655	6,655
Small Cap Index VIP	5,990	5,297	—	5,297	437
T. Rowe Price:
Equity Income	517,695	593,151	—	593,151	21,960
International Stock	154,030	139,235	—	139,235	10,677
Limited-Term Bond	53,402	46,463	3,061	49,524	10,790
New America Growth	194,383	194,715	—	194,715	6,794
Moderate Allocation	227,664	213,916	—	213,916	12,011
Morgan Stanley:
VIF Emerging Markets Equity	21,736	19,472	—	19,472	1,633
VIF Core Plus Fixed Income	93,859	74,585	—	74,585	8,827

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$—	$—	$—	$—	$239	$—
Expenses:
Mortality & expense risk	(1,281)	(1,788)	(688)	(1,065)	(219)	(230)
Administrative charges	(255)	(356)	(137)	(212)	(44)	(46)

Net investment income (expense)	(1,536)	(2,144)	(825)	(1,277)	(24)	(276)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(1,505)	7,993	(2,389)	9,212	—	—
Net realized gain distributions	5,872	39,197	10,589	31,126	—	—

Net realized gains (losses)	4,367	47,190	8,200	40,338	—	—

Change in unrealized appreciation (depreciation) during the year	(71,501)	(27,600)	(44,316)	(45,888)	—	—

Increase (decrease) in net assets from operations	(68,670)	17,446	(36,941)	(6,827)	(24)	(276)

Contract Transactions:
Payments received from contract owners	(6)	3,020	(41)	5,771	—	—
Transfers between subaccounts (including fixed account), net	6,783	(3,092)	4,197	1,397	(1,732)	2,136
Transfers for contract benefits and terminations	(14,429)	(10,780)	(4,309)	(17,112)	(1,367)	(708)
Contract maintenance charges	(93)	(85)	(19)	(18)	(16)	(14)
Adjustments to net assets allocated to contracts in payout year	357	—	205	—	—	—

Net increase (decrease) in net assets from contract transactions	(7,388)	(10,937)	33	(9,962)	(3,115)	1,414

Total increase (decrease) in net assets	(76,058)	6,509	(36,908)	(16,789)	(3,139)	1,138
Net assets at beginning of year	175,610	169,101	94,333	111,122	23,088	21,950

Net assets at end of year	$99,552	$175,610	$57,425	$94,333	$19,949	$23,088

Accumulation units:
Purchases	97	34	103	124	46	1,731
Withdrawals	(197)	(132)	(112)	(252)	(2,605)	(585)

Net increase (decrease) in units outstanding	(100)	(98)	(9)	(128)	(2,559)	1,146
Units outstanding at beginning of year	1,542	1,640	1,380	1,508	18,885	17,739

Units outstanding at end of year	1,442	1,542	1,371	1,380	16,326	18,885

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Federated (continued)		Fidelity
	Fund for U.S. Government Securities II		VIP Asset Manager: Growth		VIP Contrafund
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$1,604	$1,922	$2,272	$2,127	$966	$131
Expenses:
Mortality & expense risk	(839)	(969)	(1,293)	(1,551)	(1,895)	(2,148)
Administrative charges	(167)	(193)	(257)	(309)	(377)	(426)

Net investment income (expense)	598	760	722	267	(1,306)	(2,443)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(1,504)	(87)	1,914	9,908	1,218	3,416
Net realized gain distributions	—	—	8,468	2,178	9,089	27,045

Net realized gains (losses)	(1,504)	(87)	10,382	12,086	10,307	30,461

Change in unrealized appreciation (depreciation) during the year	(11,753)	(3,788)	(38,375)	5,856	(73,640)	21,855

Increase (decrease) in net assets from operations	(12,659)	(3,115)	(27,271)	18,209	(64,639)	49,873

Contract Transactions:
Payments received from contract owners	34	—	9	11,180	—	3,036
Transfers between subaccounts (including fixed account), net	(1,465)	9,522	217	(1,368)	(155)	40
Transfers for contract benefits and terminations	(6,329)	(3,262)	(10,944)	(25,532)	(2,209)	(5,136)
Contract maintenance charges	(44)	(43)	(39)	(38)	(51)	(46)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(7,804)	6,217	(10,757)	(15,758)	(2,415)	(2,106)

Total increase (decrease) in net assets	(20,463)	3,102	(38,028)	2,451	(67,054)	47,767
Net assets at beginning of year	96,032	92,930	154,474	152,023	238,689	190,922

Net assets at end of year	$75,569	$96,032	$116,446	$154,474	$171,635	$238,689

Accumulation units:
Purchases	107	427	13	227	—	23
Withdrawals	(509)	(141)	(261)	(555)	(20)	(40)

Net increase (decrease) in units outstanding	(402)	286	(248)	(328)	(20)	(17)
Units outstanding at beginning of year	4,503	4,217	3,031	3,359	1,626	1,643

Units outstanding at end of year	4,101	4,503	2,783	3,031	1,606	1,626

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Fidelity (continued)
	VIP Equity Income		VIP Growth		VIP Index 500
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$6,657	$7,063	$417	$—	$2,456	$2,733
Expenses:
Mortality & expense risk	(3,516)	(3,734)	(851)	(985)	(2,020)	(2,367)
Administrative charges	(700)	(743)	(102)	(117)	(344)	(408)

Net investment income (expense)	2,441	2,586	(536)	(1,102)	92	(42)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,758	6,487	711	1,433	33,917	10,627
Net realized gain distributions	11,671	40,954	5,026	16,158	1,545	1,599

Net realized gains (losses)	14,429	47,441	5,737	17,591	35,462	12,226

Change in unrealized appreciation (depreciation) during the year	(40,103)	26,968	(26,374)	(1,418)	(78,529)	40,043

Increase (decrease) in net assets from operations	(23,233)	76,995	(21,173)	15,071	(42,975)	52,227

Contract Transactions:
Payments received from contract owners	31	—	—	—	148	180
Transfers between subaccounts (including fixed account), net	(2,870)	(2,931)	—	—	(1,638)	(8,763)
Transfers for contract benefits and terminations	(27,038)	(31,798)	(2,310)	(2,146)	(56,656)	(5,548)
Contract maintenance charges	(123)	(94)	(18)	(19)	(63)	(63)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(30,000)	(34,823)	(2,328)	(2,165)	(58,209)	(14,194)

Total increase (decrease) in net assets	(53,233)	42,172	(23,501)	12,906	(101,184)	38,033
Net assets at beginning of year	384,542	342,370	83,818	70,912	235,501	197,468

Net assets at end of year	$331,309	$384,542	$60,317	$83,818	$134,317	$235,501

Accumulation units:
Purchases	1	2	—	—	40	12
Withdrawals	(475)	(569)	(22)	(17)	(1,042)	(223)

Net increase (decrease) in units outstanding	(474)	(567)	(22)	(17)	(1,002)	(211)
Units outstanding at beginning of year	5,747	6,314	623	640	3,044	3,255

Units outstanding at end of year	5,273	5,747	601	623	2,042	3,044

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MFS
	Core Equity Portfolio		Emerging Growth Series		High Yield Series
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$398	$667	$—	$—	$1,272	$1,247
Expenses:
Mortality & expense risk	(1,253)	(1,563)	(1,072)	(1,320)	(228)	(252)
Administrative charges	(249)	(311)	(213)	(263)	(46)	(50)

Net investment income (expense)	(1,104)	(1,207)	(1,285)	(1,583)	998	945

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,281	3,391	1,925	5,850	(182)	(215)
Net realized gain distributions	14,001	11,433	12,160	18,118	—	—

Net realized gains (losses)	16,282	14,824	14,085	23,968	(182)	(215)

Change in unrealized appreciation (depreciation) during the year	(42,897)	19,361	(58,654)	3,712	(3,737)	(181)

Increase (decrease) in net assets from operations	(27,719)	32,978	(45,854)	26,097	(2,921)	549

Contract Transactions:
Payments received from contract owners	135	180	—	6,153	—	2,743
Transfers between subaccounts (including fixed account), net	179	(7,559)	2,287	(1,555)	(109)	534
Transfers for contract benefits and terminations	(58,537)	(3,978)	(6,473)	(7,999)	(596)	(2,997)
Contract maintenance charges	(50)	(51)	(47)	(41)	(6)	(6)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(58,273)	(11,408)	(4,233)	(3,442)	(711)	274

Total increase (decrease) in net assets	(85,992)	21,570	(50,087)	22,655	(3,632)	823
Net assets at beginning of year	162,164	140,594	141,989	119,334	25,361	24,538

Net assets at end of year	$76,172	$162,164	$91,902	$141,989	$21,729	$25,361

Accumulation units:
Purchases	45	14	30	58	—	100
Withdrawals	(1,013)	(181)	(77)	(88)	(24)	(92)

Net increase (decrease) in units outstanding	(968)	(167)	(47)	(30)	(24)	8
Units outstanding at beginning of year	2,276	2,443	1,142	1,172	775	767

Units outstanding at end of year	1,308	2,276	1,095	1,142	751	775

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MFS (continued)				Pioneer
	Research Series		Income Series II		Equity Income VCT
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$350	$467	$1,576	$1,730	$123	$97
Expenses:
Mortality & expense risk	(731)	(864)	(464)	(546)	(79)	(79)
Administrative charges	(145)	(172)	(92)	(109)	(16)	(16)

Net investment income (expense)	(526)	(569)	1,020	1,075	28	2

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,260	3,883	(951)	(50)	(19)	(12)
Net realized gain distributions	9,135	4,889	442	2,246	921	—

Net realized gains (losses)	11,395	8,772	(509)	2,196	902	(12)

Change in unrealized appreciation (depreciation) during the year	(26,732)	9,628	(8,283)	(3,648)	(1,709)	1,668

Increase (decrease) in net assets from operations	(15,863)	17,831	(7,772)	(377)	(779)	1,658

Contract Transactions:
Payments received from contract owners	41	2,906	22	2,766	—	—
Transfers between subaccounts (including fixed account), net	(288)	(2,761)	(501)	4,590	—	—
Transfers for contract benefits and terminations	(7,770)	(6,864)	(4,343)	(4,810)	—	—
Contract maintenance charges	(37)	(27)	(25)	(23)	(7)	(7)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(8,054)	(6,746)	(4,847)	2,523	(7)	(7)

Total increase (decrease) in net assets	(23,917)	11,085	(12,619)	2,146	(786)	1,651
Net assets at beginning of year	89,578	78,493	54,194	52,048	8,611	6,960

Net assets at end of year	$65,661	$89,578	$41,575	$54,194	$7,825	$8,611

Accumulation units:
Purchases	9	39	43	284	—	—
Withdrawals	(123)	(127)	(254)	(186)	—	(1)

Net increase (decrease) in units outstanding	(114)	(88)	(211)	98	—	(1)
Units outstanding at beginning of year	1,093	1,181	2,110	2,012	214	215

Units outstanding at end of year	979	1,093	1,899	2,110	214	214

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Pioneer (continued)
	Fund VCT		Mid Cap Value VCT		Real Estate Shares VCT
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$10	$3	$2,694	$1,372	$671	$404
Expenses:
Mortality & expense risk	(25)	(28)	(1,166)	(1,475)	(333)	(372)
Administrative charges	(5)	(6)	(232)	(294)	(66)	(74)

Net investment income (expense)	(20)	(31)	1,296	(397)	272	(42)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(12)	23	(12,892)	4,572	(1,189)	(1,220)
Net realized gain distributions	395	217	52,104	—	2,126	—

Net realized gains (losses)	383	240	39,212	4,572	937	(1,220)

Change in unrealized appreciation (depreciation) during the year	(961)	432	(50,829)	32,334	(14,496)	13,667

Increase (decrease) in net assets from operations	(598)	641	(10,321)	36,509	(13,287)	12,405

Contract Transactions:
Payments received from contract owners	—	—	156	154	(17)	—
Transfers between subaccounts (including fixed account), net	—	—	(11,194)	(12,669)	(154)	(223)
Transfers for contract benefits and terminations	(197)	(210)	(60,220)	(14,065)	(1,790)	(1,869)
Contract maintenance charges	(10)	(9)	(49)	(48)	(25)	(13)
Adjustments to net assets allocated to contracts in payout year	50	—	—	—	448	—

Net increase (decrease) in net assets from contract transactions	(157)	(219)	(71,307)	(26,628)	(1,538)	(2,105)

Total increase (decrease) in net assets	(755)	422	(81,628)	9,881	(14,825)	10,300
Net assets at beginning of year	2,968	2,546	149,175	139,294	42,866	32,566

Net assets at end of year	$2,213	$2,968	$67,547	$149,175	$28,041	$42,866

Accumulation units:
Purchases	2	—	6	4	8	3
Withdrawals	(7)	(6)	(1,248)	(478)	(32)	(36)

Net increase (decrease) in units outstanding	(5)	(6)	(1,242)	(474)	(24)	(33)
Units outstanding at beginning of year	78	84	2,415	2,889	563	596

Units outstanding at end of year	73	78	1,173	2,415	539	563

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	DWS
	Bond		Global Opportunities		Core Equity VIP
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$—	$139	$8	$3	$84	$102
Expenses:
Mortality & expense risk	—	(69)	(33)	(40)	(184)	(260)
Administrative charges	—	(9)	(7)	(8)	(37)	(52)

Net investment income (expense)	—	61	(32)	(45)	(137)	(210)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	—	(323)	(11)	6	556	4,358
Net realized gain distributions	—	—	613	—	2,546	1,010

Net realized gains (losses)	—	(323)	602	6	3,102	5,368

Change in unrealized appreciation (depreciation) during the year	—	165	(1,594)	521	(6,461)	623

Increase (decrease) in net assets from operations	—	(97)	(1,024)	482	(3,496)	5,781

Contract Transactions:
Payments received from contract owners	—	—	—	—	46	—
Transfers between subaccounts (including fixed account), net	—	(6,699)	76	(135)	(393)	(1,264)
Transfers for contract benefits and terminations	—	—	(52)	(55)	(2,453)	(15,543)
Contract maintenance charges	—	(6)	(9)	(9)	(17)	(16)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	—	(6,705)	15	(199)	(2,817)	(16,823)

Total increase (decrease) in net assets	—	(6,802)	(1,009)	283	(6,313)	(11,042)
Net assets at beginning of year	—	6,802	4,074	3,791	22,407	33,449

Net assets at end of year	$—	$—	$3,065	$4,074	$16,094	$22,407

Accumulation units:
Purchases	—	—	1	1	4	—
Withdrawals	—	(298)	(1)	(5)	(69)	(400)

Net increase (decrease) in units outstanding	—	(298)	—	(4)	(65)	(400)
Units outstanding at beginning of year	—	298	76	80	474	874

Units outstanding at end of year	—	—	76	76	409	474

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	DWS (continued)
	International		Money Market		Small Cap Index VIP
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$1,297	$1,160	$74	$—	$52	$56
Expenses:
Mortality & expense risk	(401)	(479)	(84)	(15)	(57)	(68)
Administrative charges	(80)	(96)	(10)	(2)	(11)	(14)

Net investment income (expense)	816	585	(20)	(17)	(16)	(26)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(1,331)	(765)	—	—	(1)	22
Net realized gain distributions	—	—	—	—	972	391

Net realized gains (losses)	(1,331)	(765)	—	—	971	413

Change in unrealized appreciation (depreciation) during the year	(6,144)	3,762	—	—	(2,413)	397

Increase (decrease) in net assets from operations	(6,659)	3,582	(20)	(17)	(1,458)	784

Contract Transactions:
Payments received from contract owners	12	5,272	—	—	—	—
Transfers between subaccounts (including fixed account), net	82	291	—	6,699	—	(1)
Transfers for contract benefits and terminations	(3,707)	(7,199)	—	—	—	—
Contract maintenance charges	(12)	(12)	(7)	—	—	—
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(3,625)	(1,648)	(7)	6,699	—	(1)

Total increase (decrease) in net assets	(10,284)	1,934	(27)	6,682	(1,458)	783
Net assets at beginning of year	47,843	45,909	6,682	—	6,755	5,972

Net assets at end of year	$37,559	$47,843	$6,655	$6,682	$5,297	$6,755

Accumulation units:
Purchases	91	326	—	5,407	—	—
Withdrawals	(291)	(410)	(6)	—	—	—

Net increase (decrease) in units outstanding	(200)	(84)	(6)	5,407	—	—
Units outstanding at beginning of year	2,362	2,446	5,407	—	163	163

Units outstanding at end of year	2,162	2,362	5,401	5,407	163	163

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T. Rowe Price
	Equity Income		International Stock		Limited-Term Bond
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$12,211	$10,922	$1,239	$1,380	$1,046	$820
Expenses:
Mortality & expense risk	(6,772)	(7,107)	(1,868)	(2,323)	(547)	(619)
Administrative charges	(1,300)	(1,367)	(372)	(463)	(109)	(123)

Net investment income (expense)	4,139	2,448	(1,001)	(1,406)	390	78

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	19,291	10,488	(5,932)	2,842	(541)	8
Net realized gain distributions	31,902	51,053	3,742	15,241	78	370

Net realized gains (losses)	51,192	61,540	(2,190)	18,083	(463)	378

Change in unrealized appreciation (depreciation) during the year	(87,441)	81,265	(36,431)	(16,609)	(3,267)	(1,130)

Increase (decrease) in net assets from operations	(32,110)	145,253	(39,622)	68	(3,340)	(674)

Contract Transactions:
Payments received from contract owners	140	180	177	5,535	12	—
Transfers between subaccounts (including fixed account), net	(17,724)	(16,055)	12,763	9,328	(3,337)	5,600
Transfers for contract benefits and terminations	(82,917)	(19,006)	(61,411)	(9,487)	(4,809)	(2,775)
Contract maintenance charges	(115)	(102)	(70)	(69)	(47)	(45)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	76	—

Net increase (decrease) in net assets from contract transactions	(100,616)	(34,983)	(48,541)	5,307	(8,105)	2,780

Total increase (decrease) in net assets	(132,726)	110,270	(88,163)	5,375	(11,445)	2,106
Net assets at beginning of year	725,877	615,607	227,398	222,023	60,969	58,863

Net assets at end of year	$593,151	$725,877	$139,235	$227,398	$49,524	$60,969

Accumulation units:
Purchases	3	27	516	544	50	301
Withdrawals	(1,377)	(521)	(2,568)	(368)	(521)	(149)

Net increase (decrease) in units outstanding	(1,374)	(494)	(2,052)	176	(471)	152
Units outstanding at beginning of year	9,478	9,972	7,775	7,599	3,390	3,238

Units outstanding at end of year	8,104	9,478	5,723	7,775	2,919	3,390

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T. Rowe Price (continued)				Morgan Stanley
	New America Growth		Moderate Allocation		VIF Emerging Markets Equity
	2022	2021	2022	2021	2022	2021
Income:
Dividends	$—	$—	$3,706	$2,906	$159	$339
Expenses:
Mortality & expense risk	(2,374)	(2,798)	(2,413)	(3,005)	(323)	(418)
Administrative charges	(384)	(454)	(480)	(598)	(64)	(83)

Net investment income (expense)	(2,758)	(3,252)	813	(697)	(228)	(162)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	1,684	6,759	818	9,555	(2,179)	962
Net realized gain distributions	10,828	49,011	4,483	27,214	3,831	—

Net realized gains (losses)	12,512	55,770	5,301	36,769	1,652	962

Change in unrealized appreciation (depreciation) during the year	(68,265)	(8,854)	(61,242)	(11,023)	(12,817)	24

Increase (decrease) in net assets from operations	(58,511)	43,664	(55,128)	25,049	(11,393)	824

Contract Transactions:
Payments received from contract owners	72	2,921	4	5,552	60	60
Transfers between subaccounts (including fixed account), net	1,379	(3,309)	2,124	1,011	6,433	1,431
Transfers for contract benefits and terminations	(11,244)	(9,345)	(28,015)	(37,229)	(17,690)	(533)
Contract maintenance charges	(48)	(48)	(117)	(93)	(17)	(18)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(9,841)	(9,781)	(26,004)	(30,759)	(11,214)	940

Total increase (decrease) in net assets	(68,352)	33,883	(81,132)	(5,710)	(22,607)	1,764
Net assets at beginning of year	263,067	229,184	295,048	300,758	42,079	40,315

Net assets at end of year	$194,715	$263,067	$213,916	$295,048	$19,472	$42,079

Accumulation units:
Purchases	18	23	41	105	260	113
Withdrawals	(106)	(99)	(516)	(611)	(767)	(79)

Net increase (decrease) in units outstanding	(88)	(76)	(475)	(506)	(507)	34
Units outstanding at beginning of year	1,932	2,008	4,666	5,172	1,353	1,319

Units outstanding at end of year	1,844	1,932	4,191	4,666	846	1,353

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	Morgan Stanley (continued)
	VIF Core Plus Fixed Income
	2022	2021
Income:
Dividends	$5,328	$5,627
Expenses:
Mortality & expense risk	(1,238)	(1,410)
Administrative charges	(247)	(281)

Net investment income (expense)	3,843	3,936

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(14,333)	11
Net realized gain distributions	2,379	9,326

Net realized gains (losses)	(11,954)	9,337

Change in unrealized appreciation (depreciation) during the year	(14,049)	(15,266)

Increase (decrease) in net assets from operations	(22,160)	(1,993)

Contract Transactions:
Payments received from contract owners	240	240
Transfers between subaccounts (including fixed account), net	4,949	25,804
Transfers for contract benefits and terminations	(56,630)	(2,030)
Contract maintenance charges	(65)	(64)
Adjustments to net assets allocated to contracts in payout year	—	—

Net increase (decrease) in net assets from contract transactions	(51,506)	23,950

Total increase (decrease) in net assets	(73,666)	21,957
Net assets at beginning of year	148,251	126,294

Net assets at end of year	$74,585	$148,251

Accumulation units:
Purchases	359	1,178
Withdrawals	(3,093)	(92)

Net increase (decrease) in units outstanding	(2,734)	1,086
Units outstanding at beginning of year	6,740	5,654

Units outstanding at end of year	4,006	6,740

See notes to these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

1.	NATURE OF OPERATIONS

Companion Life Separate Account C (the “Separate Account”) was established by Companion Life Insurance Company (“Companion”) on February 18, 1994, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are clearly identified and distinguished from Companion’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Companion may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of Companion’s general account, in addition to the subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2022 or 2021 are:

Alger

Alger American Fund

Alger American LargeCap Growth Portfolio Class O (“American Growth”)

Alger American SmallCap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Market Fund II Portfolio (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS VIT II High Yield Initial Class (“High Yield Series”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

Pioneer Real Estate Shares VCT Portfolio Class I (“Real Estate Shares VCT”)

DWS

DWS Variable Series I

DWS Bond VIP (“Bond”)

DWS Global Opportunities VIP Class B (“Global Opportunities”)

DWS Core Equity VIP Class B (“Core Equity VIP”)

DWS CROCI International VIP Class A (“International”)

DWS Government Money Market VIP (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio (“Equity Income”)

T. Rowe Price New America Growth Portfolio (“New America Growth”)

T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (“International Stock”)

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I (“VIF Core Plus Fixed Income”)

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2022 and 2021:

DWS CROCI International VIP - B (“International B”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap”)

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in absence of quoted market prices.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and Companion Life Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the subaccounts of the Separate Account by Companion to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Companion. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of Companion, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under current provisions of the IRC, Companion does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

As of December 31, 2022, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -

Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and the net gains and losses resulting from the timing of executed trades.

Subsequent Events - Subsequent events have been evaluated through April 12, 2023, the date these financial statements were issued.

4.	ACCOUNT CHARGES

Mortality & Expense Risk Charges:

Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

                                     Series I    1.25%                             Series V    1.00%

These charges are assessed through reduction of unit values. Companion guarantees that the mortality and expense charge will not increase above these levels.

Administrative Charges:

Companion deducts a daily administrative expense charge from the net assets of the subaccounts of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

                                     Series I    0.15%                             Series V    0.20%

These charges are assessed through reduction of unit values. Companion guarantees that the daily administrative expense charge will not increase.

Contract Maintenance Charges:

Withdrawal Charge - Companion may deduct a withdrawal charge, expressed as a percentage of accumulation value surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units. Withdrawal charges are applied as a percentage of the requested withdrawal and range from 0% - 7%.

Transfer Fees - A transfer fee of $10 may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the transfer date as a redemption of units.

Contract Fee - There is an annual contract fee of $30 that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is greater than $50,000 on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. Companion guarantees that the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
Alger
American Growth	$7,769	$16,693
American Small Capitalization	5,141	5,933
Federated
Government Money Fund II	56	3,434
Fund for U.S. Government Securities II	2,012	10,822
Fidelity
VIP Asset Manager: Growth	536	12,843
VIP Contrafund	16	4,703
VIP Equity Income	22	34,238
VIP Growth	—	3,281
VIP Index 500	2,075	62,648
MFS
Core Equity Portfolio	2,585	62,360
Emerging Growth Series	2,830	8,348
High Yield Series	—	985
Research Series	623	9,553
Income Series II	950	6,353
Pioneer
Equity Income VCT	—	102
Fund VCT	50	237
Mid Cap Value VCT	249	72,954
Real Estate Shares VCT	460	2,397
DWS
Global Opportunities	73	98
Core Equity VIP	169	3,207
International	1,496	5,602
Money Market	—	101
Small Cap Index VIP	—	68
T. Rowe Price
Equity Income	24	108,712
International Stock	12,993	63,774
Limited-Term Bond	837	9,598
New America Growth	1,842	14,441
Moderate Allocation	1,923	30,820
Morgan Stanley
VIF Emerging Markets Equity	6,370	17,971
VIF Core Plus Fixed Income	6,995	59,986

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

Companion has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”) to perform administrative functions on behalf of Companion with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

Companion has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain Companion rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge Companion from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Alger
American Growth - 2022	1,442	$69.04	to	$69.04	$99,552	0.00%	1.20%	to	1.20%	-39.39%	to	-39.39%
American Growth - 2021	1,542	113.91	to	113.91	175,610	0.00%	1.20%	to	1.20%	10.50%	to	10.50%
American Growth - 2020	1,640	103.09	to	103.09	169,101	0.17%	1.20%	to	1.20%	65.02%	to	65.02%
American Growth - 2019	1,796	62.47	to	62.47	112,192	0.00%	1.20%	to	1.20%	25.90%	to	25.90%
American Growth - 2018	2,001	49.62	to	49.62	99,320	0.00%	1.20%	to	1.20%	0.98%	to	0.98%
American Small Capitalization - 2022	1,371	41.88	to	41.88	57,425	0.00%	1.20%	to	1.20%	-38.75%	to	-38.75%
American Small Capitalization - 2021	1,380	68.38	to	68.38	94,333	0.00%	1.20%	to	1.20%	-7.18%	to	-7.18%
American Small Capitalization - 2020	1,508	73.67	to	73.67	111,122	0.97%	1.20%	to	1.20%	65.14%	to	65.14%
American Small Capitalization - 2019	1,800	44.61	to	44.61	80,289	0.00%	1.20%	to	1.20%	27.79%	to	27.79%
American Small Capitalization - 2018	2,308	34.91	to	34.91	80,575	0.00%	1.20%	to	1.20%	0.20%	to	0.20%
Federated
Government Money Fund II - 2022	16,326	1.22	to	1.22	19,949	1.11%	1.20%	to	1.20%	0.00%	to	0.00%
Government Money Fund II - 2021	18,885	1.22	to	1.22	23,088	0.00%	1.20%	to	1.20%	-1.61%	to	-1.61%
Government Money Fund II - 2020	17,739	1.24	to	1.24	21,950	0.21%	1.20%	to	1.20%	-0.80%	to	-0.80%
Government Money Fund II - 2019	18,997	1.25	to	1.25	23,745	1.62%	1.20%	to	1.20%	0.81%	to	0.81%
Government Money Fund II - 2018	19,707	1.24	to	1.24	24,527	1.22%	1.20%	to	1.20%	0.00%	to	0.00%
Fund for U.S. Government Securities II - 2022	4,101	18.43	to	18.43	75,569	1.87%	1.20%	to	1.20%	-13.60%	to	-13.60%
Fund for U.S. Government Securities II - 2021	4,503	21.33	to	21.33	96,032	2.03%	1.20%	to	1.20%	-3.22%	to	-3.22%
Fund for U.S. Government Securities II - 2020	4,217	22.04	to	22.04	92,930	1.55%	1.20%	to	1.20%	3.96%	to	3.96%
Fund for U.S. Government Securities II - 2019	8,578	21.20	to	21.20	181,839	2.37%	1.20%	to	1.20%	4.64%	to	4.64%
Fund for U.S. Government Securities II - 2018	9,481	20.26	to	20.26	192,094	2.49%	1.20%	to	1.20%	-0.73%	to	-0.73%
Fidelity
VIP Asset Manager: Growth - 2022	2,783	41.85	to	41.85	116,446	1.68%	1.20%	to	1.20%	-17.88%	to	-17.88%
VIP Asset Manager: Growth - 2021	3,031	50.96	to	50.96	154,474	1.39%	1.20%	to	1.20%	12.59%	to	12.59%
VIP Asset Manager: Growth - 2020	3,359	45.26	to	45.26	152,023	1.06%	1.20%	to	1.20%	15.87%	to	15.87%
VIP Asset Manager: Growth - 2019	3,410	39.06	to	39.06	133,209	1.48%	1.20%	to	1.20%	21.34%	to	21.34%
VIP Asset Manager: Growth - 2018	4,136	32.19	to	32.19	133,125	1.41%	1.20%	to	1.20%	-8.76%	to	-8.76%
VIP Contrafund - 2022	1,606	106.87	to	106.87	171,635	0.47%	1.20%	to	1.20%	-27.20%	to	-27.20%
VIP Contrafund - 2021	1,626	146.79	to	146.79	238,689	0.06%	1.20%	to	1.20%	26.30%	to	26.30%
VIP Contrafund - 2020	1,643	116.22	to	116.22	190,922	0.24%	1.20%	to	1.20%	29.00%	to	29.00%
VIP Contrafund - 2019	1,658	90.09	to	90.09	149,389	0.47%	1.20%	to	1.20%	30.00%	to	30.00%
VIP Contrafund - 2018	1,883	69.30	to	69.30	130,490	0.76%	1.20%	to	1.20%	-7.50%	to	-7.50%
VIP Equity Income - 2022	5,273	62.84	to	62.84	331,309	1.86%	1.20%	to	1.20%	-6.08%	to	-6.08%
VIP Equity Income - 2021	5,747	66.91	to	66.91	384,542	1.94%	1.20%	to	1.20%	23.38%	to	23.38%
VIP Equity Income - 2020	6,314	54.23	to	54.23	342,370	1.63%	1.20%	to	1.20%	5.42%	to	5.42%
VIP Equity Income - 2019	6,990	51.44	to	51.44	359,567	2.06%	1.20%	to	1.20%	25.92%	to	25.92%
VIP Equity Income - 2018	7,440	40.85	to	40.85	303,942	2.28%	1.20%	to	1.20%	-9.40%	to	-9.40%
VIP Growth - 2022	601	100.31	to	100.31	60,317	0.58%	1.40%	to	1.40%	-25.51%	to	-25.51%
VIP Growth - 2021	623	134.66	to	134.66	83,818	0.00%	1.40%	to	1.40%	21.49%	to	21.49%
VIP Growth - 2020	640	110.84	to	110.84	70,912	0.07%	1.40%	to	1.40%	41.88%	to	41.88%
VIP Growth - 2019	657	78.12	to	78.12	51,311	0.27%	1.40%	to	1.40%	32.43%	to	32.43%
VIP Growth - 2018	676	58.99	to	58.99	39,897	0.26%	1.40%	to	1.40%	-1.57%	to	-1.57%
VIP Index 500 - 2022	2,042	54.97	to	93.32	134,317	1.33%	1.20%	to	1.40%	-19.35%	to	-19.20%
VIP Index 500 - 2021	3,044	68.03	to	115.71	235,501	1.26%	1.20%	to	1.40%	26.78%	to	27.04%
VIP Index 500 - 2020	3,255	53.55	to	91.27	197,468	1.62%	1.20%	to	1.40%	16.58%	to	16.82%
VIP Index 500 - 2019	3,442	45.84	to	78.29	178,224	1.87%	1.20%	to	1.40%	29.51%	to	29.78%
VIP Index 500 - 2018	5,384	35.32	to	60.45	206,469	1.89%	1.20%	to	1.40%	-5.83%	to	-5.64%
MFS
Core Equity Portfolio - 2022	1,308	58.24	to	58.24	76,172	0.33%	1.20%	to	1.20%	-18.26%	to	-18.26%
Core Equity Portfolio - 2021	2,276	71.25	to	71.25	162,164	0.44%	1.20%	to	1.20%	23.81%	to	23.81%
Core Equity Portfolio - 2020	2,443	57.55	to	57.55	140,594	0.66%	1.20%	to	1.20%	17.28%	to	17.28%
Core Equity Portfolio - 2019	2,604	49.07	to	49.07	127,762	0.82%	1.20%	to	1.20%	31.59%	to	31.59%
Core Equity Portfolio - 2018	2,825	37.29	to	37.29	105,321	0.72%	1.20%	to	1.20%	-4.99%	to	-4.99%

	At December 31					For the years ended December 31****
		Unit Value				Investment	Expense Ratio			Total Return
	Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
MFS (cont’d)
Emerging Growth Series - 2022	1,095	$83.96	to	$83.96	$91,902	0.00%	1.20%	to	1.20%	-32.45%	to	-32.45%
Emerging Growth Series - 2021	1,142	124.30	to	124.30	141,989	0.00%	1.20%	to	1.20%	22.05%	to	22.05%
Emerging Growth Series - 2020	1,172	101.84	to	101.84	119,334	0.00%	1.20%	to	1.20%	30.28%	to	30.28%
Emerging Growth Series - 2019	1,313	78.17	to	78.17	102,664	0.00%	1.20%	to	1.20%	36.49%	to	36.49%
Emerging Growth Series - 2018	1,697	57.27	to	57.27	97,167	0.09%	1.20%	to	1.20%	1.43%	to	1.43%
High Yield Series - 2022	751	28.94	to	28.94	21,729	5.40%	1.20%	to	1.20%	-11.58%	to	-11.58%
High Yield Series - 2021	775	32.73	to	32.73	25,361	5.00%	1.20%	to	1.20%	2.25%	to	2.25%
High Yield Series - 2020	767	32.01	to	32.01	24,538	5.40%	1.20%	to	1.20%	3.83%	to	3.83%
High Yield Series - 2019	753	30.83	to	30.83	23,213	5.97%	1.20%	to	1.20%	13.43%	to	13.43%
High Yield Series - 2018	871	27.18	to	27.18	23,661	5.76%	1.20%	to	1.20%	-4.23%	to	-4.23%
Research Series - 2022	979	67.05	to	67.05	65,661	0.45%	1.20%	to	1.20%	-18.20%	to	-18.20%
Research Series - 2021	1,093	81.97	to	81.97	89,578	0.56%	1.20%	to	1.20%	23.32%	to	23.32%
Research Series - 2020	1,181	66.47	to	66.47	78,493	0.65%	1.20%	to	1.20%	15.18%	to	15.18%
Research Series - 2019	1,336	57.71	to	57.71	77,104	0.78%	1.20%	to	1.20%	31.37%	to	31.37%
Research Series - 2018	2,280	43.93	to	43.93	100,175	0.69%	1.20%	to	1.20%	-5.53%	to	-5.53%
Income Series II - 2022	1,899	21.90	to	21.90	41,575	3.29%	1.20%	to	1.20%	-14.72%	to	-14.72%
Income Series II - 2021	2,110	25.68	to	25.68	54,194	3.26%	1.20%	to	1.20%	-0.73%	to	-0.73%
Income Series II - 2020	2,012	25.87	to	25.87	52,048	3.67%	1.20%	to	1.20%	8.02%	to	8.02%
Income Series II - 2019	1,977	23.95	to	23.95	47,346	3.53%	1.20%	to	1.20%	10.27%	to	10.27%
Income Series II - 2018	2,505	21.72	to	21.72	54,400	3.94%	1.20%	to	1.20%	-3.17%	to	-3.17%
Pioneer
Equity Income VCT - 2022	214	36.54	to	36.54	7,825	1.50%	1.20%	to	1.20%	-9.06%	to	-9.06%
Equity Income VCT - 2021	214	40.18	to	40.18	8,611	1.25%	1.20%	to	1.20%	23.86%	to	23.86%
Equity Income VCT - 2020	215	32.44	to	32.44	6,960	2.14%	1.20%	to	1.20%	-1.49%	to	-1.49%
Equity Income VCT - 2019	215	32.93	to	32.93	7,071	2.45%	1.20%	to	1.20%	23.75%	to	23.75%
Equity Income VCT - 2018	215	26.61	to	26.61	5,722	2.27%	1.20%	to	1.20%	-9.89%	to	-9.89%
Fund VCT - 2022	73	30.23	to	30.23	2,213	0.39%	1.20%	to	1.20%	-20.66%	to	-20.66%
Fund VCT - 2021	78	38.10	to	38.10	2,968	0.11%	1.20%	to	1.20%	26.12%	to	26.12%
Fund VCT - 2020	84	30.21	to	30.21	2,546	0.46%	1.20%	to	1.20%	22.46%	to	22.46%
Fund VCT - 2019	91	24.67	to	24.67	2,246	0.12%	1.20%	to	1.20%	29.50%	to	29.50%
Fund VCT - 2018	1,230	19.05	to	19.05	23,426	0.81%	1.20%	to	1.20%	-2.95%	to	-2.95%
Mid Cap Value VCT - 2022	1,173	57.58	to	57.58	67,547	2.49%	1.20%	to	1.20%	-6.77%	to	-6.77%
Mid Cap Value VCT - 2021	2,415	61.76	to	61.76	149,175	0.95%	1.20%	to	1.20%	28.11%	to	28.11%
Mid Cap Value VCT - 2020	2,889	48.21	to	48.21	139,294	1.07%	1.20%	to	1.20%	0.90%	to	0.90%
Mid Cap Value VCT - 2019	2,650	47.78	to	47.78	126,605	1.38%	1.20%	to	1.20%	26.91%	to	26.91%
Mid Cap Value VCT - 2018	2,734	37.65	to	37.65	102,912	0.74%	1.20%	to	1.20%	-20.30%	to	-20.30%
Real Estate Shares VCT - 2022	539	52.02	to	52.02	28,041	1.89%	1.20%	to	1.20%	-31.67%	to	-31.67%
Real Estate Shares VCT - 2021	563	76.13	to	76.13	42,866	1.07%	1.20%	to	1.20%	39.36%	to	39.36%
Real Estate Shares VCT - 2020	596	54.63	to	54.63	32,566	1.54%	1.20%	to	1.20%	-8.46%	to	-8.46%
Real Estate Shares VCT - 2019	613	59.68	to	59.68	36,564	2.38%	1.20%	to	1.20%	26.63%	to	26.63%
Real Estate Shares VCT - 2018	708	47.13	to	47.13	33,366	2.76%	1.20%	to	1.20%	-8.34%	to	-8.34%
DWS
Bond - 2022	—	—	to	—	—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
Bond - 2021 - January 1, 2021 to October 28, 2021	—	22.51	to	22.51	—	4.09%	1.40%	to	1.40%	-1.44%	to	-1.44%
Bond - 2020	298	22.84	to	22.84	6,802	2.76%	1.40%	to	1.40%	7.53%	to	7.53%
Bond - 2019	299	21.24	to	21.24	6,333	3.13%	1.40%	to	1.40%	9.09%	to	9.09%
Bond - 2018	299	19.47	to	19.47	5,815	4.44%	1.40%	to	1.40%	-4.04%	to	-4.04%
Global Opportunities - 2022	76	40.12	to	40.12	3,065	0.22%	1.20%	to	1.20%	-25.14%	to	-25.14%
Global Opportunities - 2021	76	53.59	to	53.59	4,074	0.08%	1.20%	to	1.20%	13.27%	to	13.27%
Global Opportunities - 2020	80	47.31	to	47.31	3,791	0.49%	1.20%	to	1.20%	15.53%	to	15.53%
Global Opportunities - 2019	78	40.95	to	40.95	3,185	0.00%	1.20%	to	1.20%	19.63%	to	19.63%
Global Opportunities - 2018	111	34.23	to	34.23	3,803	0.00%	1.20%	to	1.20%	-21.69%	to	-21.69%
Core Equity VIP - 2022	409	39.36	to	39.36	16,094	0.44%	1.20%	to	1.20%	-16.72%	to	-16.72%
Core Equity VIP - 2021	474	47.26	to	47.26	22,407	0.37%	1.20%	to	1.20%	23.43%	to	23.43%
Core Equity VIP - 2020	874	38.29	to	38.29	33,449	0.97%	1.20%	to	1.20%	14.30%	to	14.30%
Core Equity VIP - 2019	896	33.50	to	33.50	30,015	0.83%	1.20%	to	1.20%	28.35%	to	28.35%
Core Equity VIP - 2018	1,057	26.10	to	26.10	27,583	1.56%	1.20%	to	1.20%	-7.15%	to	-7.15%
International - 2022	2,162	17.37	to	17.37	37,559	3.04%	1.20%	to	1.20%	-14.26%	to	-14.26%
International - 2021	2,362	20.26	to	20.26	47,843	2.47%	1.20%	to	1.20%	7.94%	to	7.94%
International - 2020	2,446	18.77	to	18.77	45,909	3.28%	1.20%	to	1.20%	1.40%	to	1.40%
International - 2019	2,681	18.51	to	18.51	49,632	3.02%	1.20%	to	1.20%	20.27%	to	20.27%
International - 2018	3,540	15.39	to	15.39	54,460	1.08%	1.20%	to	1.20%	-15.39%	to	-15.39%

	At December 31					For the years ended December 31****
		Unit Value				Investment	Expense Ratio			Total Return
	Units	lowest to highest			Net Assets	Income Ratio*	lowest to highest**			lowest to highest***
DWS (cont’d)
Money Market - 2022	5,401	$1.23	to	$1.23	$6,655	1.11%	1.40%	to	1.40%	-0.81%	to	-0.81%
Money Market - 2021 - October 28, 2021 to December 31, 2021	5,407	1.24	to	1.24	6,682	0.00%	1.40%	to	1.40%	0.00%	to	0.00%
Money Market - 2020	—	—	to	—	—	—	—	to	—	—	to	—
Money Market - 2019	—	—	to	—	—	—	—	to	—	—	to	—
Money Market - 2018	—	—	to	—	—	—	—	to	—	—	to	—
Small Cap Index VIP - 2022	163	32.40	to	32.40	5,297	0.86%	1.20%	to	1.20%	-21.59%	to	-21.59%
Small Cap Index VIP - 2021	163	41.32	to	41.32	6,755	0.88%	1.20%	to	1.20%	13.11%	to	13.11%
Small Cap Index VIP - 2020	163	36.53	to	36.53	5,972	0.91%	1.20%	to	1.20%	17.99%	to	17.99%
Small Cap Index VIP - 2019	163	30.96	to	30.96	5,061	1.07%	1.20%	to	1.20%	23.74%	to	23.74%
Small Cap Index VIP - 2018	163	25.02	to	25.02	4,091	1.05%	1.20%	to	1.20%	-12.30%	to	-12.30%
T. Rowe Price
Equity Income - 2022	8,104	72.61	to	80.68	593,151	1.85%	1.20%	to	1.40%	-4.69%	to	-4.50%
Equity Income - 2021	9,478	76.03	to	84.65	725,877	1.63%	1.20%	to	1.40%	23.79%	to	24.05%
Equity Income - 2020	9,972	61.29	to	68.38	615,607	2.00%	1.20%	to	1.40%	-0.23%	to	-0.03%
Equity Income - 2019	10,343	61.31	to	68.54	638,751	2.37%	1.20%	to	1.40%	24.64%	to	24.89%
Equity Income - 2018	11,149	49.09	to	54.99	551,245	2.09%	1.20%	to	1.40%	-10.77%	to	-10.60%
International Stock - 2022	5,723	24.33	to	24.33	139,235	0.68%	1.20%	to	1.20%	-16.82%	to	-16.82%
International Stock - 2021	7,775	29.25	to	29.25	227,398	0.61%	1.20%	to	1.20%	0.10%	to	0.10%
International Stock - 2020	7,599	29.22	to	29.22	222,023	0.52%	1.20%	to	1.20%	13.08%	to	13.08%
International Stock - 2019	8,003	25.84	to	25.84	206,792	2.36%	1.20%	to	1.20%	26.23%	to	26.23%
International Stock - 2018	8,906	20.47	to	20.47	182,282	1.34%	1.20%	to	1.20%	-13.41%	to	-15.24%
Limited-Term Bond - 2022	2,919	16.97	to	16.97	49,524	1.89%	1.20%	to	1.20%	-5.62%	to	-5.62%
Limited-Term Bond - 2021	3,390	17.98	to	17.98	60,969	1.37%	1.20%	to	1.20%	-1.10%	to	-1.10%
Limited-Term Bond - 2020	3,238	18.18	to	18.18	58,863	1.59%	1.20%	to	1.20%	3.47%	to	3.47%
Limited-Term Bond - 2019	4,769	17.57	to	17.57	83,796	2.13%	1.20%	to	1.20%	3.11%	to	3.11%
Limited-Term Bond - 2018	11,451	17.04	to	17.04	195,162	2.02%	1.20%	to	1.20%	-0.06%	to	-0.06%
New America Growth - 2022	1,844	102.17	to	110.75	194,715	0.00%	1.20%	to	1.40%	-22.61%	to	-22.45%
New America Growth - 2021	1,932	131.75	to	143.10	263,067	0.00%	1.20%	to	1.40%	19.11%	to	19.35%
New America Growth - 2020	2,008	110.39	to	120.14	263,067	0.00%	1.20%	to	1.40%	42.35%	to	42.64%
New America Growth - 2019	2,242	77.39	to	84.40	178,999	0.41%	1.20%	to	1.40%	33.04%	to	33.32%
New America Growth - 2018	2,452	58.05	to	63.44	146,686	0.16%	1.20%	to	1.40%	-0.25%	to	-0.07%
Moderate Allocation - 2022	4,191	51.04	to	51.04	213,916	1.46%	1.20%	to	1.20%	-19.29%	to	-19.29%
Moderate Allocation - 2021	4,666	63.24	to	63.24	295,048	1.03%	1.20%	to	1.20%	8.75%	to	8.75%
Moderate Allocation - 2020	5,172	58.15	to	58.15	300,758	1.24%	1.20%	to	1.20%	13.15%	to	13.15%
Moderate Allocation - 2019	5,392	51.39	to	51.39	277,101	1.88%	1.20%	to	1.20%	18.36%	to	18.36%
Moderate Allocation - 2018	7,068	43.42	to	43.42	306,881	1.80%	1.20%	to	1.20%	-6.20%	to	-6.20%
Morgan Stanley
VIF Emerging Markets Equity - 2022	846	23.03	to	23.03	19,472	0.52%	1.20%	to	1.20%	-25.97%	to	-25.97%
VIF Emerging Markets Equity - 2021	1,353	31.11	to	31.11	42,079	0.82%	1.20%	to	1.20%	1.77%	to	1.77%
VIF Emerging Markets Equity - 2020	1,319	30.57	to	30.57	40,315	1.25%	1.20%	to	1.20%	13.05%	to	13.05%
VIF Emerging Markets Equity - 2019	1,345	27.04	to	27.04	36,374	1.03%	1.20%	to	1.20%	18.18%	to	18.18%
VIF Emerging Markets Equity - 2018	1,337	22.88	to	22.88	30,604	0.44%	1.20%	to	1.20%	-18.49%	to	-18.49%
VIF Core Plus Fixed Income - 2022	4,006	18.62	to	18.62	74,585	4.78%	1.20%	to	1.20%	-15.36%	to	-15.36%
VIF Core Plus Fixed Income - 2021	6,740	22.00	to	22.00	148,251	4.10%	1.20%	to	1.20%	-1.48%	to	-1.48%
VIF Core Plus Fixed Income - 2020	5,654	22.33	to	22.33	126,294	2.78%	1.20%	to	1.20%	6.49%	to	6.49%
VIF Core Plus Fixed Income - 2019	5,671	20.97	to	20.97	118,928	3.16%	1.20%	to	1.20%	9.56%	to	9.56%
VIF Core Plus Fixed Income - 2018	9,366	19.14	to	19.14	179,284	2.74%	1.20%	to	1.20%	-1.85%	to	-1.85%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition value.